Dividends	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Dividends
16. Dividends

	2020			2019			2018
	Paid/payable	Dividend per share (pence)	Total dividend £m	Paid	Dividend per share (pence)	Total dividend £m	Paid	Dividend per share (pence)	Total dividend £m
First interim	9 July 2020	19	946	11 July 2019	19	940	12 July 2018	19	934
Second interim	8 October 2020	19	946	10 October 2019	19	941	11 October 2018	19	934
Third interim	14 January 2021	19	946	9 January 2020	19	941	10 January 2019	19	935
Fourth interim	8 April 2021	23	1,146	9 April 2020	23	1,144	11 April 2019	23	1,137

Total		80	3,984		80	3,966		80	3,940

Under IFRS, interim dividends are only recognised in the financial statements when paid and not when declared. GSK normally pays a dividend two quarters after the quarter to which it relates and one quarter after it is declared. The 2020 financial statements recognise those dividends paid in 2020, namely the third and fourth interim dividends for 2019, and the first and second interim dividends for 2020.
The amounts recognised in each year were as follows:

	2020 £m	2019 £m	2018 £m
Dividends to shareholders	3,977	3,953	3,927